Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

As required by Item 402(x) of Regulation S-K, we are providing the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information. Our longstanding practice has been to grant long-term incentive equity awards, including stock options, on a predetermined schedule. The grant date for the regular, annual long-term incentive awards is the date of the Compensation Committee’s first meeting of each calendar year. This meeting typically occurs after the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, but before the filing of the Company’s Annual Report on Form 10-K for that fiscal year.

The Committee does not take material nonpublic information into account when determining the timing and terms of the long-term incentive equity awards. Instead, the timing of grants is made in accordance with the annual compensation cycle, with awards granted at the start of the new year to incentivize the executives to deliver on the Company’s strategic objectives for the year and relevant upcoming performance period. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is precluded by the predetermined schedule.

During fiscal year 2024, we did not grant any equity awards to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material nonpublic information.

Award Timing Method	The grant date for the regular, annual long-term incentive awards is the date of the Compensation Committee’s first meeting of each calendar year. This meeting typically occurs after the Company’s release of the financial results for the prior fiscal year through the filing of a Current Report on Form 8-K and accompanying earnings release and earnings call, but before the filing of the Company’s Annual Report on Form 10-K for that fiscal year.The Committee does not take material nonpublic information into account when determining the timing and terms of the long-term incentive equity awards. Instead, the timing of grants is made in accordance with the annual compensation cycle, with awards granted at the start of the new year to incentivize the executives to deliver on the Company’s strategic objectives for the year and relevant upcoming performance period. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is precluded by the predetermined schedule.